Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table summarizes intangible assets, net (in thousands):

	December 31,
	2020	2019
Developed technology	$13,117	$13,323
Supplier agreement	1,560	—
Channel partner relationships	730	730
Capitalized development costs(1)	3,116	3,047
Customer relationships	380	380
	18,903	17,480
Accumulated amortization:
Developed technology	(13,117)	(12,682)
Supplier agreement	(43)	—
Channel partner relationships	(477)	(355)
Capitalized development costs(1)	(2,518)	(2,094)
Customer relationships	(340)	(328)
	(16,495)	(15,459)
Total finite-lived assets, net	2,408	2,021
Indefinite-lived intangible assets - trade names	200	280
Total intangible assets, net	$2,608	$2,301
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(1)    Includes the impact of foreign currency exchange rate fluctuations.